Loss per share	12 Months Ended
Dec. 31, 2020
Loss per share
Loss per share

17    Loss per share

The following table shows the calculation of basic and diluted loss per share:

	2020	2019

Net loss for the year	$21,622	$15,222
Weighted average number of common shares	17,294,653	11,098,719
Basic and diluted loss per share	$1.25	$1.37

Of the 1,522,362 (2019 – 1,109,943) share options,  8,717 (December 31, 2019 – nil) RSUs and 1,223,744 (2019 – 2,779,898) warrants not included in the calculation of diluted loss per share for the period ended December 31, 2020, 1,678,431 (2019 – 3,156,663) were exercisable.